Share based payment - Schedule of Terms And Conditions of Share Based Payment Arrangement under Employee Stock Option Plan Schemes (Detail)																					12 Months Ended
	Feb. 10, 2025 $ / shares	Oct. 23, 2024 $ / shares	Aug. 23, 2024 $ / shares	May 24, 2024 $ / shares	May 15, 2024 $ / shares	Apr. 10, 2024 $ / shares	Apr. 01, 2024 $ / shares	Feb. 15, 2024 $ / shares	Nov. 01, 2023 $ / shares	Oct. 27, 2023 $ / shares	Sep. 13, 2023 $ / shares	Aug. 23, 2023 $ / shares	Jul. 07, 2023 $ / shares	Jun. 05, 2023 $ / shares	Mar. 15, 2023 $ / shares	Nov. 15, 2022 $ / shares	Sep. 15, 2022 $ / shares	Aug. 22, 2022 $ / shares	Jun. 10, 2022 $ / shares	Aug. 23, 2021 $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024
2018 Stock Option Plan Modified | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date																					August 16, 2019
Replacement date																					August 23, 2021
Vesting period																					Time linked vesting:Grants will vest in 5 years on quarterly basis which shall commence one year after the date of original grant of options.
Exercise period																					Within 10 years from the date of original grant upon vesting
Exercise price																					$ 5.33
Settlement type																					Equity settled
Expiry date																					August 16, 2029
Number of options outstanding																					1,000,000	1,000,000
2018 Stock Option Plan Modified | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options																					5 years
2018 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date																					Multiple
Replacement date																					August 23, 2021
Vesting period																					Time linked vesting:50 % of grants will vest in 5 years as follows: i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of original grant.
Exercise period																					Within 10 years from the date of original grant upon vesting
Exercise price																					$ 5.6
Settlement type																					Equity settled
Expiry date																					April 24, 2028 to December 31, 2030
Number of options outstanding																					1,000,000	1,000,000
2018 Stock Option Plan | Bottom of range [member] | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercise price																					$ 5.33
2018 Stock Option Plan | Top of range [member] | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercise price																					$ 5.53
2018 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options																					5 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options																					50.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options																					50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options																					5 years
2017 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date																					Multiple
Replacement date																					August 23, 2021
Vesting period																					Time linked vesting:50 % of grants will vest in 5 years as follows: i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options.Remaining 50% will vest at the end of 5 years from the date of original grant.
Exercise period																					Within 10 years from the date of original grant upon vesting
Exercise price																					$ 4.53
Settlement type																					Equity settled
Expiry date																					April 10, 2027 to February 25, 2028
Number of options outstanding																					7,000,000	7,000,000
2017 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options																					5 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options																					50.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options																					50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options																					5 years
2016 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date																					Multiple
Replacement date																					August 23, 2021
Vesting period																					Time linked vesting:5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.Performance linked vesting:The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPL are available.
Exercise period																					Within 10 years from the date of original grant upon vesting
Exercise price																					$ 2.73
Settlement type																					Equity settled
Expiry date																					September 30, 2026
Number of options outstanding																					1,000,000	1,000,000
2016 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options																					5 years
2016 Stock Option Plan | Performance Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options																					3 years
2014 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date																					Multiple
Replacement date																					August 23, 2021
Vesting period																					Time linked vesting:5 years on quarterly basis which shall commence one year after the date of original grant of option.
Exercise period																					Within 10 years from the date of original grant upon vesting
Exercise price																					$ 1.75
Settlement type																					Equity settled
Expiry date																					December 31, 2022 to January 1, 2025
Number of options outstanding																					1,000,000	1,000,000
2014 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options																					5 years
2011 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date																					Multiple
Replacement date																					August 23, 2021
Vesting period																					Time linked vesting: 5 years from the original grant date.
Exercise period																					Within 10 years from the date of original grant upon vesting
Exercise price																					$ 1.33
Settlement type																					Equity settled
Expiry date																					September 30, 2021 to December 31, 2022
Number of options outstanding																					1,000,000	1,000,000
2011 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options																					5 years
2021 Incentive Plan
Share Based Payment Arrangements [Line Items]
Grant date	February 10, 2025	October 23, 2024	August 23, 2024		May 15, 2024	April 10, 2024		February 15, 2024	November 1, 2023	October 27, 2023	September 13, 2023	August 23, 2023	July 7, 2023	June 5, 2023	March 15, 2023	November 15, 2022	September 15, 2022	August 22, 2022	June 10, 2022	August 23, 2021	March 15, 2022
Exercise period	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting		Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting		Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting	Within 10 years from the date of grant upon vesting
Exercise price	$ 6.38	$ 5.95	$ 10		$ 6.06	$ 6.84		$ 6.84	$ 5.78	$ 5.34	$ 5.87	$ 10	$ 5.48	$ 5.34	$ 5.85	$ 6.83	$ 10	$ 10	$ 10	$ 10	$ 10
Settlement type	Equity Settled	Equity Settled	Equity Settled		Equity Settled	Equity Settled		Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled	Equity Settled
Expiry date	February 10, 2035	October 23, 2034	August 23, 2034		May 15, 2034	April 10, 2034		February 15, 2034	November 1, 2033	October 27, 2033	September 13, 2033	August 23, 2033	July 7, 2033	June 5, 2033	March 15, 2033	November 15, 2032	September 15, 2032	August 23, 2032	June 10, 2032	August 23, 2031	August 23, 2031 to February 23, 2032
Vesting Period For Stock Options Under Share Based Payment Arrangement Options	4 years	4 years			4 years	4 years		4 years	4 years	4 years	4 years		4 years	4 years	4 years	4 years	4 years	2 years		4 years	4 years
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options	80.00%	80.00%	12.50%		80.00%	80.00%		80.00%	80.00%	80.00%	80.00%	12.50%	80.00%	80.00%	80.00%	80.00%	80.00%	12.50%		6.25%	80.00%
Percentage Of Stock Options Will Vest In Each Quarter Under Share Based Payment Arrangement Options	5.00%	5.00%			5.00%	5.00%		5.00%	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%				5.00%
2021 Incentive Plan | Grant One
Share Based Payment Arrangements [Line Items]
Vesting Period For Stock Options Under Share Based Payment Arrangement Options																			4 years
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options																			80.00%
Percentage Of Stock Options Will Vest In Each Quarter Under Share Based Payment Arrangement Options																			5.00%
2021 Incentive Plan | Grant Two
Share Based Payment Arrangements [Line Items]
Vesting Period For Stock Options Under Share Based Payment Arrangement Options																			4 years
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options																			80.00%
Percentage Of Stock Options Will Vest In Each Quarter Under Share Based Payment Arrangement Options																			5.00%
2021 Incentive Plan | Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options				100.00%			100.00%				100.00%
2021 Incentive Plan | Restricted Stock Units (RSUs) and Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Grant date				May 24, 2024			April 1, 2024				September 13, 2023
Exercise period				Within 8 years from date of grant upon vesting			Within 8 years from date of grant upon vesting				Within 8 years from date of grant upon vesting
Exercise price				$ 0.0001			$ 0.0001				$ 0.0001
Settlement type				Equity Settled			Equity Settled				Equity Settled
Expiry date				May 24, 2032			April 1, 2032				August 22, 2031
2021 Incentive Plan | Bottom of range [member]
Share Based Payment Arrangements [Line Items]
Grant date																					August 23, 2021
Vesting Period For Remaining Stock Options Under Share Based Payment Arrangement Options	1 year	1 year			1 year	1 year		1 year	1 year	1 year	1 year		1 year	1 year	1 year	1 year	1 year				1 year
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options	20.00%	20.00%			20.00%	20.00%		20.00%	20.00%	20.00%	20.00%		20.00%	20.00%	20.00%	20.00%	20.00%				20.00%
2021 Incentive Plan | Bottom of range [member] | Grant One
Share Based Payment Arrangements [Line Items]
Vesting Period For Remaining Stock Options Under Share Based Payment Arrangement Options																			1 year
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options																			20.00%
2021 Incentive Plan | Bottom of range [member] | Grant Two
Share Based Payment Arrangements [Line Items]
Vesting Period For Remaining Stock Options Under Share Based Payment Arrangement Options																			1 year
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options																			20.00%
2021 Incentive Plan | Top of range [member]
Share Based Payment Arrangements [Line Items]
Grant date																					November 15, 2021
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options	60.00%	60.00%			60.00%	60.00%		60.00%	60.00%	60.00%	60.00%		60.00%	60.00%	60.00%	60.00%	60.00%				60.00%
2021 Incentive Plan | Top of range [member] | Grant One
Share Based Payment Arrangements [Line Items]
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options																			60.00%
2021 Incentive Plan | Top of range [member] | Grant Two
Share Based Payment Arrangements [Line Items]
Percentage Of Remaining Stock Options Will Vest Under Share Based Payment Arrangement Options																			60.00%
2021 Incentive Plan | Performance Linked Vesting
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options	5.00%	5.00%			5.00%	5.00%		5.00%	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%	5.00%				5.00%
2021 Incentive Plan | Performance Linked Vesting | Grant One
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options																			5.00%
2021 Incentive Plan | Performance Linked Vesting | Grant Two
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options																			10.00%
2021 Incentive Plan | 1st Anniversary | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options				33.00%			33.00%				33.00%
2021 Incentive Plan | 2nd Anniversary | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options				33.00%			33.00%				33.00%
2021 Incentive Plan | 3rd Anniversary | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Percentage Of Stock Options Will Vest Under Share Based Payment Arrangement Options				34.00%			34.00%				34.00%
2021 Incentive Plan - Grant date: February 10, 2025
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0
2021 Incentive Plan - Grant date: October 23, 2024
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0
2021 Incentive Plan - Grant date: August 23, 2024
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					4,000,000
2021 Incentive Plan - Grant date: May 24, 2024 | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0
2021 Incentive Plan - Grant date: May 24, 2024 | Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0
2021 Incentive Plan - Grant date: May 15, 2024
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					4,000,000
2021 Incentive Plan - Grant date: April 10, 2024
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					4,000,000
2021 Incentive Plan - Grant date: April 1, 2024 | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0
2021 Incentive Plan - Grant date: April 1, 2024 | Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0
2021 Incentive Plan - Grant date: April 1, 2024 | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					1,000,000
2021 Incentive Plan - Grant date: April 1, 2024 | Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0
2021 Incentive Plan - Grant date: February 15, 2024
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0	0
2021 Incentive Plan - Grant date: November 1, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0	0
2021 Incentive Plan - Grant date: October 27, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					1,000,000	1,000,000
2021 Incentive Plan - Grant date: September 13, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					9,000,000	9,000,000
2021 Incentive Plan - Grant date: September 13, 2023 | Restricted Stock Units (RSUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					1,000,000	1,000,000
2021 Incentive Plan - Grant date: September 13, 2023 | Performance Based Units (PBUs)
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					1,000,000	1,000,000
2021 Incentive Plan - Grant date: August 23, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					4,000,000	4,000,000
2021 Incentive Plan - Grant date: July 7, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0	0
2021 Incentive Plan - Grant date: June 5, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0	0
2021 Incentive Plan - Grant date: March 15, 2023
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0	0
2021 Incentive Plan - Grant date: September 15, 2022
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0	0
2021 Incentive Plan - Grant date: November 15, 2022
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					0	1,000,000
2021 Incentive Plan - Grant date: August 22, 2022
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					4,000,000	4,000,000
2021 Incentive Plan - Grant date: June 10, 2022
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					1,000,000	1,000,000
2021 Incentive Plan - Grant date: August 23, 2021, November 15, 2021 and March 15, 2022
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					6,000,000	7,000,000
2021 Incentive Plan - Grant date: August 23, 2021
Share Based Payment Arrangements [Line Items]
Number of options outstanding																					23,000,000	23,000,000